Derivatives - Income Statement (Details) - Derivatives not designated as hedges [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	$ (47,711)	$ (35,985)	$ (67,590)
Included in net foreign exchange gains and losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	(41,776)	(50,854)	(32,689)
Included in net realized and unrealized investment gains and losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	(5,935)	14,869	(34,901)
Foreign exchange forward contracts | Included in net foreign exchange gains and losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	(41,776)	(53,437)	(29,217)
Foreign currency option contracts | Included in net foreign exchange gains and losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	0	2,583	(3,472)
Futures contracts | Included in net realized and unrealized investment gains and losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	(11,683)	(5,195)	(32,004)
Insurance-linked securities | Included in net realized and unrealized investment gains and losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	(563)	3,813	(1,556)
Total return swaps | Included in net realized and unrealized investment gains and losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	464	(1,096)	1,390
Interest rate swaps | Included in net realized and unrealized investment gains and losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	1,105	10,981	(8,101)
TBAs | Included in net realized and unrealized investment gains and losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	4,742	6,366	2,877
Other | Included in net realized and unrealized investment gains and losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	$ 0	$ 0	$ 2,493